Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 14, 2011
Document And Entity Information
Entity Registrant Name	Hanover Portfolio Acquisitions, Inc.
Entity Central Index Key	0001528172
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,534,870
Amendment Description	No.1
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

BALANCE SHEETS (USD $)	Sep. 30, 2011		Dec. 31, 2010		Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 96,713		$ 34,772		$ 49,236
Accounts receivable	750		0		0
Debt portfolios	0		35,398		119,771
Notes receivable - related party, note 6	0		85,300		62,500
Accrued interest income - related party, note 6	0		9,336		0
TOTAL CURRENT ASSETS	97,463		164,806		231,507
PROPERTY AND EQUIPMENT
Office equipment	630		630		630
Furniture and fixtures	165		165		0
Computer equipment	4,151		4,151		4,151
TOTAL PROPERTY AND EQUIPMENT	4,946		4,946		4,781
Less accumulated depreciation	(2,525)		(1,802)		(838)
NET PROPERTY AND EQUIPMENT	2,421		3,144		3,943
TOTAL ASSETS	99,884		167,950		235,450
CURRENT LIABILITIES
Accounts payable	2,900		1,900		0
Accrued collection agency fees	300		0		0
TOTAL CURRENT LIABILITIES	3,200		1,900		0
COMMITMENTS AND CONTINGENCIES, note 4
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 5,000,000 shares authorized, 0 shares issued and outstanding	0		0		0
Common stock, $0.0001 par value; 75,000,000 shares authorized, 4,534,870 shares issued and outstanding	453	[1]	453	[1]	453	[1]
Additional paid-in capital	656,528		656,528		656,528
Accumulated deficit	(560,297)		(490,931)		(421,531)
TOTAL STOCKHOLDERS' EQUITY	96,684		166,050		235,450
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 99,884		$ 167,950		$ 235,450

[1]	The number of shares outstanding at September 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.

BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011		Dec. 31, 2010		Dec. 31, 2009
PREFERRED STOCK
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, authorized	5,000,000		5,000,000		5,000,000
Preferred stock, issued	0		0		0
COMMON STOCK
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, authorized	75,000,000		75,000,000		75,000,000
Common stock, issued	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]

[1]	The number of shares outstanding at September 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010		Dec. 31, 2010		Dec. 31, 2009
REVENUE
REVENUE, NET	$ 10,535		$ 9,567		$ 38,363		$ 41,770		$ 51,199		$ 58,301
OPERATING EXPENSES
Consulting	10,500		13,600		51,500		48,100		62,990		159,598
Collection agency fees	3,934		5,883		12,343		24,494		30,496		47,279
Professional fees	10,326		4,966		35,355		6,921		15,971		16,968
Impairment loss	0		2,510		3,477		11,077		13,164		98,091
Telephone	0		0		0				4,423		8,151
Depreciation	241		241		723		723		964		4,166
Computer and network									614		3,256
Bank fees									284		464
Office supplies									171		1,543
Business licenses and permits									75		1,342
Miscellaneous									33		2,852
Rent									0		31,357
Printing and reproduction									0		4,198
Parking									0		3,118
Other operating expenses	2,650		1,785		5,723		4,137
TOTAL OPERATING EXPENSES	27,651		28,985		109,121		95,452		129,185		382,383
LOSS FROM OPERATIONS	(17,116)		(19,418)		(70,758)		(53,682)		(77,986)		(324,082)
OTHER INCOME (EXPENSE)
Loss on disposal of property and equipment	0		0		0		0		0		(6,053)
Interest income	0		2,132		2,080		6,003		9,386		4,765
Other income (expense)	55		5		112		47		0		0
TOTAL OTHER INCOME (EXPENSE)	55		2,137		2,192		6,050		9,386		(1,288)
LOSS BEFORE PROVISION FOR INCOME TAXES	(17,061)		(17,281)		(68,566)		(47,632)		(68,600)		(325,370)
PROVISION FOR INCOME TAXES	0		0		800		800		800		800
NET LOSS	$ (17,061)		$ (17,281)		$ (69,366)		$ (48,432)		$ (69,400)		$ (326,170)
Net loss per share	$ 0		$ 0		$ (0.02)		$ (0.01)		$ (0.02)		$ (0.07)
Weighted average shares outstanding (basic and diluted)	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]

[1]	The number of shares outstanding at September 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)		Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2008		$ 453	[1]	$ 656,528	$ 95,361	$ 561,620
Beginning Balance, Shares at Dec. 31, 2008	[1]	4,534,870
Net loss					(326,170)	(326,170)
Ending Balance, Amount at Dec. 31, 2009		453	[1]	656,528	421,531	235,450
Ending Balance, Shares at Dec. 31, 2009	[1]	4,534,870
Net loss					(69,400)	(69,400)
Ending Balance, Amount at Dec. 31, 2010		$ 453	[1]	$ 656,528	$ 490,931	$ 166,050
Ending Balance, Shares at Dec. 31, 2010	[1]	4,534,870

[1]	The number of shares outstanding at September 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.

STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (69,366)	$ (48,432)	$ (69,400)	$ (326,170)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	723	723	964	4,166
Loss on disposal of property and equipment	0	0	0	6,053
Impairment loss	3,477	11,077	13,164	98,091
Changes in assets and liabilities:
Other current assets	(750)	(500)	0	717
Debt portfolios	31,922	61,364	71,210	133,292
Accrued interest income	9,335	(6,004)	(9,336)
Accounts payable	1,000	0	1,900	0
Accrued collection agency fees	300	0	0	0
NET CASH USED IN OPERATING ACTIVITIES	(23,359)	18,228	8,502	(83,851)
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment of loans made to a related party	85,300	0	0	63,500
Loans made to a related party	0	(22,500)	(22,800)	(126,000)
Loans made to a third party	0	(300)	0	(25,000)
Repayment of Loans made to a third party	0	0	0	25,000
Purchase of property and equipment	0	(453)	(166)	(3,407)
Return of property and equipment	0	288	0	9,313
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	85,300	(22,965)	(22,966)	(56,594)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	61,941	(4,737)	(14,464)	(140,445)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	34,772	49,236	49,236	189,681
CASH AND CASH EQUIVALENTS, END OF YEAR	96,713	44,499	34,772	49,236
Supplemental disclosure of cash flow data:
Interest paid in cash	0	0	0	0
Income taxes paid in cash	$ 800	$ 800	$ 800	$ 800

ORGANIZATION AND NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
ORGANIZATION AND NATURE OF BUSINESS

1. ORGANIZATION AND NATURE OF BUSINESS

Hanover Portfolio Acquisitions, Inc., which was formerly known as and operated under the name Hanover Asset Management, Inc. through July 15, 2011 (the “Company”), purchases distressed debt portfolios at a significant discount to their face value and seeks to either collect on the outstanding balances or resell some or all of the portfolios. The Company incorporated on November 8, 2008 in the state of California. Effective July 15, 2011, the Company became a Delaware Corporation operating under the name Hanover Portfolio Acquisitions, Inc.

Merger, Recapitalization and Name Change

On July 15, 2011, the Company merged with and into Hanover Capital Management, Inc., a Delaware corporation. The merger was effected via a 30-for-1 exchange of the Company’s common stock for the common stock of Hanover Capital Management, Inc., resulting in a decrease in the number of common shares outstanding from 136,044,351 to 4,534,870. The effect of the share exchange has been presented retroactively for all periods. The ownership of the Company did not change as a result of the merger. As such, the merger was considered a continuation of the same business, under a different entity, for accounting and financial reporting purposes.

As a part of the merger, Hanover Capital Management, Inc. changed its name to Hanover Portfolio Acquisitions, Inc. and moved its offices from California to Texas. The Company began operating under the name Hanover Portfolio Acquisitions, Inc. on July 15, 2011.

Going Concern

As of September 30, 2011, the Company has incurred losses and has an accumulated deficit of  $560,297. During the nine months ended September, 2011 and 2010, the Company incurred a net loss of  $69,366 and  $48,432, respectively. The Company used  $23,359 of cash in operations during the nine months ended September 30, 2011.

The Company has received collections on its debt portfolio balance and has been successful in selling portions of its debt portfolios in the past. However, the Company cannot predict with any degree of certainty the level of revenues it will be able to sustain. The Company intends to continue to generate revenue from the ongoing collection and sale of debt portfolios. Also, the Company intends to raise additional capital through the issuance of shares of preferred and common stock.

These conditions, among others, may indicate the Company’s will be unable to continue as a going concern. Because of our historic net losses, our independent auditors, in their report on our financial statements for the years ended December 31, 2010 and 2009, expressed substantial doubts about our ability to continue as a going concern. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty. Should we be unable to continue as a going concern, we may curtail our operations.

1. ORGANIZATION AND NATURE OF BUSINESS

Hanover Asset Management, Inc. (the “Company”) purchases distressed debt portfolios at a significant discount to their face value and seeks to either collect on the outstanding balances or resell some or all of the portfolios. The Company incorporated on November 8, 2008 in the state of California.

Going Concern

During the years ended December 31, 2010 and 2009, the Company incurred a net loss of  $69,400 and  $326,170, respectively. The Company raised  $8,502 of cash from operations during the year ended December 31, 2010 and used  $83,851 of cash in operations during the year ended December 31, 2009. The Company has incurred substantial losses to date and has an accumulated deficit of  $490,931 as of December 31, 2010.

The Company has received collections on its debt portfolio balance and has been successful in selling portions of its debt portfolios. However, the Company cannot predict with any degree of certainty the level of revenues it will be able to sustain. The Company intends to continue to generate revenue from the ongoing collection and sale of debt portfolios. Also, the Company intends to raise additional capital through the issuance of its equity.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Because of our historic net losses, our independent auditors, in their reports on our financial statements for the years ended December 31, 2010 and 2009, expressed substantial doubt about our ability to continue as a going concern. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

The Company considers all highly liquid financial instruments with a maturity of three months or less to be cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses during the reportable period. Management estimates the value of its debt portfolios, the useful lives of property and equipment, and the valuation of deferred income tax assets. Management uses its historical records and knowledge of its business in making these estimates. Actual results could differ from these estimates.

Revenue Recognition

The Company recognizes revenue on its debt portfolios using the cost recovery method in accordance with FASB ASC 310-30. Under the cost recovery method, the Company records cash receipts related to debt portfolios as a reduction of the cost of the debt portfolio. The Company will record revenue related to debt portfolios once cash collections exceed the portfolio’s carrying amount.

Debt Portfolios

The Company reviews its debt portfolios for impairment each reporting period. If, based on current information and events, the Company determines that it is probable that it will be unable to collect all cash flows expected at acquisition of the portfolio, the Company will record an impairment of the portfolio in earnings to reduce the carrying amount to its fair market value. The Company uses 3rd party valuations of the resale value of its debt portfolios when assessing impairment. These valuations are based on industry data of portfolios with similar characteristics. The Company recorded an impairment loss of  $0 and  $2,510 on its debt portfolios during the three months ended September 30, 2011 and 2010, respectively, and  $3,477 and  $11,077 during the nine months ended September 30, 2011 and 2010, respectively.

Property and Equipment

The Company’s property and equipment are recorded at cost. Depreciation of all assets is computed on the straight-line basis. The assigned useful lives for the assets are as follows:

Office equipment	5-7 years
Computer equipment	5 years
Furniture and fixtures	7 years

Income Taxes

The Company accounts for income taxes in accordance with generally accepted accounting principles. Income taxes are recognized for the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets are recognized for the future tax consequences of transactions that have been recognized in the Company's financial statements or tax returns. A valuation allowance is provided when it is more likely than not that some portion or the entire deferred tax asset will not be realized.

Notes Receivable

The Company maintains an allowance for doubtful accounts for estimated losses that may arise if any of its notes receivables are unlikely to be collected. The Company does not require collateral or other security for notes receivable. However, credit risk is mitigated by the Company’s ongoing evaluations and the reasonably short collection terms. Management specifically analyzes the age of receivable balances, historical bad debt experience, debtor credit-worthiness, and changes in payments terms when making estimates of the collectability of the Company’s notes receivable balances. If the Company determines that the financial conditions of any of its debtors have deteriorated, whether due to debtor specific or general economic issues, increases in the allowance may be made. Notes receivable are written off when all collection attempts have failed.

The Company recognizes interest income on notes receivable using the effective interest method. If the Company determines that the recoverability of any of its notes receivable is not probable, it will place the notes on nonaccrual status and will cease recording interest income. Should the Company later determine that the notes receivable balance is recoverable, it will resume the accrual of interest.

Net Loss per Share

Net loss per common share is calculated in accordance with FASB ASC 260. Basic net loss per share is computed by dividing the net loss for the period by the weighted average common shares outstanding. At September 30, 2011 and 2010, the Company had no outstanding instruments that could potentially dilute the number of weighted average common shares outstanding.

Fair Value of Financial Instruments

The Company has adopted accounting standards that define fair value, establish a framework for measuring fair value in accordance with existing generally accepted accounting principles, and expand disclosures about fair value measurements. Assets and liabilities recorded at fair value in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

Level Input:	Input Definition:

Level I	Inputs are unadjusted, quoted prices for the identical assets or liabilities in active markets at the measurement date.

Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The carrying amount of certain of the Company’s financial instruments approximates fair value due to the relatively short maturity of such instruments. The fair value of notes receivable is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

The Company considers all highly liquid financial instruments with a maturity of three months or less to be cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses during the reportable period. Management estimates the value of its debt portfolios, the useful lives of property and equipment, and the valuation of deferred income tax assets. Management uses its historical records and knowledge of its business in making these estimates. Actual results could differ from these estimates.

Revenue Recognition

The Company recognizes revenue on its debt portfolios using the cost recovery method in accordance with FASB ASC 310-30. Under the cost recovery method, the Company records cash receipts related to debt portfolios as a reduction of the cost of the debt portfolio. The Company will record revenue related to debt portfolios once cash collections exceed the portfolio’s carrying amount.

Debt Portfolios

The Company reviews its debt portfolios for impairment each reporting period. If, based on current information and events, the Company determines that it is probable that it will be unable to collect all cash flows expected at acquisition of the portfolio, the Company will record an impairment of the portfolio in earnings to reduce the carrying amount to its fair market value. The Company uses 3rd party valuations of the resale value of its debt portfolios when assessing impairment. These valuations are based on industry data of portfolios with similar characteristics. The Company recorded  $13,164 and  $98,091 of impairment losses related to its debt portfolios during the years ended December 31, 2010 and 2009, respectively.

Property and Equipment

The Company’s property and equipment are recorded at cost. Depreciation of all assets are computed on the straight-line basis. The assigned useful lives for the assets are as follows:

Office equipment	5-7 years
Computer equipment	5 years
Furniture and fixtures	7 years

Income Taxes

The Company accounts for income taxes in accordance with generally accepted accounting principles. Income taxes are recognized for the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets are recognized for the future tax consequences of transactions that have been recognized in the Company's financial statements or tax returns. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Notes Receivable

The Company maintains an allowance for doubtful accounts for estimated losses that may arise if any of its notes receivables are unlikely to be collected. The Company does not require collateral or other security for notes receivable. However, credit risk is mitigated by the Company’s ongoing evaluations and the reasonably short collection terms. Management specifically analyzes the age of receivable balances, historical bad debt experience, debtor credit-worthiness, and changes in payments terms when making estimates of the collectability of the Company’s notes receivable balances. If the Company determines that the financial conditions of any of its debtors have deteriorated, whether due to debtor specific or general economic issues, increases in the allowance may be made. Notes receivable are written off when all collection attempts have failed.

The Company recognizes interest income on notes receivable using the effective interest method.

If the Company determines that the recoverability of any of its notes receivable is not probable, it will place the notes on nonaccrual status and will cease recording interest income. Should the Company later determine that the notes receivable balance is recoverable, it will resume the accrual of interest.

Net Loss per Share

Net loss per common share is calculated in accordance with FASB ASC 260. Basic net loss per share is computed by dividing the net loss for the period by the weighted average common shares outstanding. As of December 31, 2010 and 2009, the Company had no outstanding instruments that could potentially dilute the number of weighted average common shares outstanding. The number of common shares have been retroactively restated to reflect the 30-for-1 exchange of the Company common stock for the common stock of Hanover Capital Management, Inc. (see note 8).

Fair Value of Financial Instruments

The Company has adopted accounting standards that define fair value, establish a framework for measuring fair value in accordance with existing generally accepted accounting principles, and expand disclosures about fair value measurements. Assets and liabilities recorded at fair value in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

Level Input:	Input Definition:

Level I	Inputs are unadjusted, quoted prices for the identical assets or liabilities in active markets at the measurement date.

Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The carrying amount of certain of the Company’s financial instruments approximates fair value due to the relatively short maturity of such instruments. The fair value of notes receivable is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INCOME TAXES

3. INCOME TAXES

As of December 31, 2010, the Company had  $389,190 in federal net operating loss carryforwards, respectively, that it can use to offset a certain amount of taxable income in the future. These net operating loss carryforwards expire between 2029 and 2030.

The resulting deferred tax asset is offset by a 100% valuation allowance due to the uncertainty of its realization. The primary difference between income tax expense attributable to continuing operations and the amount of income tax expense that would result from applying domestic federal statutory rates to income before provision for income taxes relates to the change in the valuation allowance.

The Company has adopted the accounting standards that clarify the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. Our policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled  $0 for the three and nine months ended September 30, 2011 and 2010.

The Company files income tax returns with the Internal Revenue Service (“IRS”) and the State of California. As of September 30, 2011, all of the Company’s tax filings are subject to examination.

3. INCOME TAXES

The Company has  $389,190 and  $386,549 in federal and state net operating loss carryforwards, respectively, that it can use to offset a certain amount of taxable income in the future. These net operating loss carryforwards expire between 2029 and 2031. The resulting deferred tax asset is offset by a 100% valuation allowance due to the uncertainty of its realization. The primary difference between income tax expense attributable to continuing operations and the amount of income tax expense that would result from applying domestic federal statutory rates to income before provision for income taxes relates to the change in the valuation allowance.

The Company has adopted the accounting standards that clarify the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. Our policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled  $0 for the years ended December 31, 2010 and 2009. The Company files income tax returns with the Internal Revenue Service (“IRS”) and the State of California. As of December 31, 2010, all of the Company’s tax filings are subject to examination.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

4. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company may become involved in various legal proceedings in the normal course of business. The Company is not a party to any legal proceedings at September 30, 2011.

Leases

During 2008, the Company assumed an office lease that expired in December 2009. The lease was not renewed and the Company moved its principal executive office to the office of a shareholder during 2010. In July 2011, in connection with the merger with and into Hanover Capital Management, Inc. (see note 1), the Company moved its office from California to the office of the Chief Executive Officer in Arlington, Texas. Rent expense relating to the use of the office is de minimis and is included in the consulting fees paid to the Chief Executive Officer (see note 5).

4. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company may become involved in various legal proceedings in the normal course of business. The Company is not a party to any legal proceedings as of December 31, 2010.

Leases

During 2008, the Company assumed an office lease that expired in December 2009. The Company incurred  $31,357 of expense related to this lease during the year ended December 31, 2009. The lease was not renewed and the Company moved its principal executive office to the office of a shareholder during 2010. Rent expense relating to the use of the shareholder’s office is de minimis and is included in the consulting fees paid to the shareholder (see Note 5).

CONCENTRATIONS AND RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONCENTRATIONS AND RELATED PARTY TRANSACTIONS

5. CONCENTRATIONS AND RELATED PARTY TRANSACTIONS

Cash Deposits

The Company maintains its cash and cash equivalent balances with financial institutions. These accounts are typically insured through the Federal Deposit Insurance Corporation ("FDIC"). At times, such amounts may exceed federally insured limits. The Company has not incurred any losses related to concentration of cash deposits through September 30, 2011.

Notes Receivable – Related Party

The Company had notes receivable totaling  $85,300 at December 31, 2010. These notes and related interest were repaid in full during March 2011 (see note 6).

Consulting Services

The Company paid its President, Mr. Michael Mann,  $0 and  $6,500 for consulting services during the three months ended September 30, 2011 and 2010, respectively, and  $20,500 and  $18,500 for consulting services during the nine months ended September 30, 2011 and 2010, respectively.

5. CONCENTRATIONS AND RELATED PARTY TRANSACTIONS

Cash Deposits

The Company maintains its cash and cash equivalent balances with financial institutions. These accounts are typically insured through the Federal Deposit Insurance Corporation ("FDIC"). At times, such amounts may exceed Federally insured limits. The Company has not incurred any losses related to concentration of cash deposits through December 31, 2010.

Notes Receivable – Related Party

The Company had notes receivable totaling  $85,300 and  $62,500 at December 31, 2010 and 2009 respectively. These notes are due from a single debtor (see note 6).

Consulting Services

The Company paid its President, Mr. Michael Mann,  $20,250 and  $48,600 for consulting services during the years ended December 31, 2010 and 2009, respectively.

NOTES RECEIVABLE - RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
NOTES RECEIVABLE - RELATED PARTY

6. NOTES RECEIVABLE – RELATED PARTY

During 2009, the Company loaned U.S. Debt Settlement, Inc.  $63,500 via seven promissory notes throughout the first eight months of 2009. All of these loans were repaid, in full, with interest of  $2,681 in September 2009. Subsequent to the repayment of the initial loans, the Company loaned  $62,500 via two promissory notes and the balance of  $62,500 remained outstanding at December 31, 2009. The Company amended these two loans during 2010 to extend the maturity dates by six months. In addition, the Company loaned U.S. Debt Settlement, Inc. an additional  $22,800 via four promissory notes during the first quarter of 2010. At December 31, 2010, the notes receivable due from U.S. Debt Settlement, Inc. totaled  $85,300, were each due in one payment of all principal and accrued interest, were bearing interest at 10% per annum, and were to mature between February, 2011 and May, 2011. The Company’s Chief Executive Officer is also the Chief Executive Officer of U.S. Debt Settlement, Inc. In March 2011, U.S. Debt Settlement, Inc. repaid all outstanding loans and accrued interest.

6. NOTES RECEIVABLE – RELATED PARTY

During 2009, the Company loaned U.S. Debt Settlement, Inc.  $63,500 via seven promissory notes throughout the first eight months of 2009. All of these loans were repaid, in full, with interest of  $2,681 in September 2009. Subsequent to the repayment of the initial loans, the Company loaned  $62,500 via two promissory notes and the balance of  $62,500 remained outstanding at December 31, 2009. The Company amended these two loans during 2010 to extend the maturity dates by six months. In addition, the Company loaned U.S. Debt Settlement, Inc. an additional  $22,800 via four promissory notes during the first quarter of 2010. At December 31, 2010, the notes receivable due from U.S. Debt Settlement, Inc. totaled  $85,300, are each due in one payment of all principal and accrued interest, bear interest at 10% per annum, and mature between February, 2011 and May, 2011. No interest was paid to the Company by U.S. Debt Settlement, Inc. during 2010. The Company’s Chief Executive Officer is also the Chief Executive Officer of U.S. Debt Settlement, Inc. In March 2011, U.S. Debt Settlement, Inc. repaid all outstanding loans to the Company including interest (see note 7).

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

In March 2011, U.S. Debt Settlement, Inc. paid the Company  $85,300 plus  $11,212 of accrued interest relating to its outstanding promissory notes. As of April 4, 2011, all outstanding debts due from U.S. Debt Settlement, Inc. were paid in full.

MERGER, RECAPITALIZATION AND NAME CHANGE	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
MERGER, RECAPITALIZATION AND NAME CHANGE

8. MERGER, RECAPITALIZATION AND NAME CHANGE

On July 15, 2011, the Company merged with and into Hanover Capital Management, Inc., a Delaware corporation. The merger was effected via a 30-for-1 exchange of the Company’s common stock for the common stock of Hanover Capital Management, Inc., resulting in a decrease in the number of common shares outstanding from 136,044,351 to 4,534,870. The effect of the share exchange has been presented retrospectively for all periods. The ownership of the Company did not change as a result of the merger. As such, the merger was considered a continuation of the same business, under a different entity, for accounting and financial reporting purposes.

As a part of the merger, Hanover Capital Management, Inc. changed its name to Hanover Portfolio Acquisitions, Inc. and moved its offices from California to Texas. The Company began operating under the name Hanover Portfolio Acquisitions, Inc. on July 15, 2011.